Segments - Revenue by Product or Service (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue by Classes of Similar Products or Services
Revenue	$ 77,147	$ 79,591	$ 79,139
Cloud & Cognitive Software | Software
Revenue by Classes of Similar Products or Services
Revenue	18,712	17,970	17,681
Cloud & Cognitive Software | Services
Revenue by Classes of Similar Products or Services
Revenue	4,321	4,082	3,920
Cloud & Cognitive Software | Systems
Revenue by Classes of Similar Products or Services
Revenue	166	156	150
Global Business Services | Software
Revenue by Classes of Similar Products or Services
Revenue	156	151	179
Global Business Services | Services
Revenue by Classes of Similar Products or Services
Revenue	16,363	16,238	15,728
Global Business Services | Systems
Revenue by Classes of Similar Products or Services
Revenue	115	206	165
Global Technology Services | Software
Revenue by Classes of Similar Products or Services
Revenue	338	371	310
Global Technology Services | Services
Revenue by Classes of Similar Products or Services
Revenue	20,768	22,222	21,913
Global Technology Services | Maintenance
Revenue by Classes of Similar Products or Services
Revenue	5,183	5,484	5,783
Global Technology Services | Systems
Revenue by Classes of Similar Products or Services
Revenue	1,072	1,069	1,207
Systems | Servers
Revenue by Classes of Similar Products or Services
Revenue	3,746	3,996	3,993
Systems | Storage
Revenue by Classes of Similar Products or Services
Revenue	1,920	2,114	2,243
Systems | Software
Revenue by Classes of Similar Products or Services
Revenue	1,528	1,499	1,520
Systems | Services
Revenue by Classes of Similar Products or Services
Revenue	410	425	438
Global Financing | Financing
Revenue by Classes of Similar Products or Services
Revenue	1,120	1,223	1,167
Global Financing | Used equipment sales
Revenue by Classes of Similar Products or Services
Revenue	$ 281	$ 366	$ 530